Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
ASSETS
Cash and due from banks		$ 2,392,166	$ 880,081
Transactions in the course of collection		331,420	289,194
Financial assets held-for-trading		1,872,355	1,745,366
Investment under resale agreements		142,329	97,289
Derivative instruments		2,786,215	1,513,947
Loans and advances to banks		1,140,081	1,494,384
Loans to customers at amortized cost		29,384,039	27,341,254
Financial assets at fair value through other comprehensive income		1,366,343	1,053,191
Investments in other companies		48,442	42,252
Intangible assets		91,717	85,471
Property and equipment		220,262	215,872
Leased assets		150,665
Investments properties		13,190	13,938
Current tax assets		357	677
Deferred tax assets, net		231,293	176,823
Other assets		843,000	651,691
TOTAL ASSETS		41,013,874	35,601,430
LIABILITIES
Current accounts and other demand deposits		11,326,133	9,584,488
Transactions in the course of payments		98,869	44,436
Obligations under repurchase agreements		308,734	303,820
Saving accounts and time deposits		10,856,618	10,656,174
Derivate instruments		2,818,421	1,528,234
Borrowings from financial institutions		1,563,277	1,516,759
Debt issued		8,813,414	7,475,552
Other financial obligations		156,229	118,014
Lease liabilities		146,013
Current tax liabilities		76,289	4,907
Provisions		203,374	203,946
Employee benefits		109,075	92,579
Other liabilities		631,667	398,805
TOTAL LIABILITIES		37,108,113	31,927,714
EQUITY
Capital		2,418,833	2,418,833
Reserves		954,470	860,034
Other comprehensive income		(44,101)	(28,334)
Retained earnings:
Retained earnings from previous periods		150,716	(1,989)
Income for the year		603,744	603,633
Less:
Provisions for minimum dividend		(177,902)	(178,462)
SUBTOTAL EQUITY		3,905,760	3,673,715
Non-controlling interest		1	1
TOTAL EQUITY		3,905,761	3,673,716
TOTAL LIABILITIES AND EQUITY		$ 41,013,874	$ 35,601,430
USD
ASSETS
Cash and due from banks	$ 3,181,580
Transactions in the course of collection	440,787
Financial assets held-for-trading	2,490,231
Investment under resale agreements	189,298
Derivative instruments	3,705,665
Loans and advances to banks	1,516,307
Loans to customers at amortized cost	39,080,756
Financial assets at fair value through other comprehensive income	1,817,236
Investments in other companies	64,428
Intangible assets	121,984
Property and equipment	292,948
Leased assets	200,384
Investments properties	17,543
Current tax assets	475
Deferred tax assets, net	307,620
Other assets	1,121,190
TOTAL ASSETS	54,548,432
LIABILITIES
Current accounts and other demand deposits	15,063,751
Transactions in the course of payments	131,496
Obligations under repurchase agreements	410,616
Saving accounts and time deposits	14,439,296
Derivate instruments	3,748,499
Borrowings from financial institutions	2,079,158
Debt issued	11,721,836
Other financial obligations	207,785
Lease liabilities	194,197
Current tax liabilities	101,464
Provisions	270,487
Employee benefits	145,070
Other liabilities	840,117
TOTAL LIABILITIES	49,353,772
EQUITY
Capital	3,217,047
Reserves	1,269,445
Other comprehensive income	(58,654)
Retained earnings:
Retained earnings from previous periods	200,452
Income for the year	802,979
Less:
Provisions for minimum dividend	(236,610)
SUBTOTAL EQUITY	5,194,659
Non-controlling interest	1
TOTAL EQUITY	5,194,660
TOTAL LIABILITIES AND EQUITY	$ 54,548,432